Annual Fund Operating Expenses	Jun. 03, 2026
Ai Funds High Conviction US Equity AI-Managed ETF | Ai Funds High Conviction US Equity AI-Managed ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.87%
Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	1.05%
Ai Funds Downside Defense AI-Managed ETF | Ai Funds Downside Defense AI-Managed ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[6]
Acquired Fund Fees and Expenses	0.06%
Expenses (as a percentage of Assets)	0.91%

[1]	Under the Investment Advisory Agreement, Ai Funds, Inc. (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	Other Expenses are estimated for the Fund’s initial fiscal year.
[3]	Under the Investment Advisory Agreement, Ai Funds, Inc. (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[4]	Other Expenses are estimated for the Fund’s initial fiscal year.
[5]	Under the Investment Advisory Agreement, Ai Funds, Inc. (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[6]	Other Expenses are estimated for the Fund’s initial fiscal year.